S000109890 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SA Franklin Core Fixed Income Portfolio | Survivor fund
Prospectus [Line Items]
Annual Return [Percent]	6.61%	1.48%	5.52%